Taxes (Details 7) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 1,555	$ 960
Non-current assets, other taxes	3,601	4,516
Current liabilities, other taxes	3,284	4,166
Non-current liabilities, other taxes	301	376
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,549	954
Non-current assets, other taxes	3,577	4,506
Current liabilities, other taxes	3,261	4,106
Non-current liabilities, other taxes	301	376
Country Of Brazil [Member] | Current / Non-current ICMS (VAT) [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	461	592
Non-current assets, other taxes	599	607
Current liabilities, other taxes	916	1,032
Country Of Brazil [Member] | Current / Non-current PIS and COFINS [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,043	304
Non-current assets, other taxes	2,044	2,876
Current liabilities, other taxes	373	265
Non-current liabilities, other taxes	134	141
Country Of Brazil [Member] | Claim to recover PIS and COFINS [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	590	733
Country Of Brazil [Member] | Production taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,509	2,094
Non-current liabilities, other taxes	87	145
Country Of Brazil [Member] | Withholding income taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	294	272
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	45	58
Non-current assets, other taxes	344	290
Current liabilities, other taxes	169	443
Non-current liabilities, other taxes	80	90
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	6	6
Non-current assets, other taxes	24	10
Current liabilities, other taxes	$ 23	$ 60